Pension Plans and Postretirement Benefits (Benefit Obligation and Net Benefit Cost) (Details)	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Pension Benefits Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	4.50%	5.40%	4.40%
Weighted average increase in future compensation levels	2.75%	2.75%	2.75%
Expected weighted-average long-term rate of return	8.25%	8.25%	8.25%
Discount rate	4.91%	4.50%	5.40%
Salary growth rate	2.75%	2.75%	2.75%
Pension Benefits Foreign Plans | Minimum
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	1.20%	2.10%	1.80%
Weighted average increase in future compensation levels	1.30%	1.75%	1.75%
Expected weighted-average long-term rate of return	1.80%	3.00%	3.00%
Discount rate	0.90%	1.20%	2.10%
Salary growth rate	1.00%	1.70%	1.75%
Pension Benefits Foreign Plans | Maximum
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	3.50%	4.30%	4.20%
Weighted average increase in future compensation levels	2.40%	2.50%	2.50%
Expected weighted-average long-term rate of return	6.40%	6.40%	5.50%
Discount rate	3.60%	3.50%	4.30%
Salary growth rate	2.40%	2.40%	2.50%